Stockholders' Equity - Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exchange differences on translation [abstract]
Foreign currency translation results	[1]	$ 758	$ (275)	$ 356
Foreign exchange fluctuations from debt related to the acquisition of foreign entities		(118)	68	(28)
Foreign exchange fluctuations from intercompany balances		(303)	1	(73)
Translation effects of foreign subsidiaries, net		$ 337	$ (206)	$ 255

[1]	These effects relate to the translation of foreign subsidiaries’ financial statements, include changes in the fair value of financial derivative instruments designated to hedge a net investment (notes 3.4 and 18.4).